Long-term Incentive Plans (Tables)	12 Months Ended
Jan. 31, 2026
Long-term Incentive Plans
Schedule of continuity of the company's performance stock units (PSUs)
Number of PSUs

Outstanding, January 31, 2024 and 2023	25,000
Granted (Note 14)	6,000,000

Outstanding, January 31, 2025	6,025,000
Forfeited (Note 14)	800,000

Outstanding, January 31, 2026	5,225,000

Schedule of performance stock units Outstanding
Number of PSUs	Vesting Provisions

25,000	Vested on March 31, 2021
5,200,000	Volume weighted average common share price for five consecutive dates: $0.30 – 33.33%; $0.50 – 33.33%; $1.00 – 33.34%
5,225,000

Schedule of assumptions used for fair value of share-based payment expense of PSU
	January 31, 2026	January 31, 2025
Date of grant or valuation	January 31, 2026	December 16, 2024
Risk free interest rate	2.56%	2.96%
Volatilities	119%	114%
Fair value of common shares on grant date	$0.05	$0.11
Expected dividends	Nil%	Nil%
Expected life	1.87 years	Three (3) years
Fair value of PSUs on grant date	$0.05	$0.08

Schedule of continuity of the company's share purchase options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)
Outstanding, January 31, 2023	6,270,000	0.38	1.93
Granted (Note 14)	6,045,000	0.07	3.00
Forfeited/expired (Note 14)	(2,100,000)	(0.60)	–
Outstanding, January 31, 2024	10,215,000	0.15	1.94
Granted (Note 14)	2,150,000	0.14	3.00
Expired	(20,000)	(0.16)	–
Outstanding, January 31, 2025	12,345,000	0.15	1.24
Granted (Note 14)	900,000	0.09	4.33
Forfeited/expired (Note 14)	(4,150,000)	(0.27)	–
Outstanding, January 31, 2026	9,095,000	0.09	0.94

Schedule of additional information about share purchase options
Options Outstanding	Options Exercisable	Exercise Price $	Expiry Date	Vesting Terms

5,595,000	5,595,000	0.075	May 1, 2026	25% every six months
200,000	200,000	0.07	June 19, 2026	25% every six months
250,000	250,000	0.07	July 31, 2026	40% on grant date; 20% every two months thereafter
200,000	100,000	0.08	April 7, 2027	25% every six months
2,150,000	2,150,000	0.14	October 7, 2027	100% on grant date
700,000	350,000	0.09	July 1, 2030	25% every six months
9,095,000	8,645,000

Schedule of assumptions used for fair value of share purchase options
	January 31, 2026	January 31, 2025	January 31, 2024
Dates of grant or valuation	April 8, 2025 to January 31, 2026	October 8, 2024	May 2, 2023 to January 31, 2024
Risk free interest rates	2.45% to 2.91%	3.03%	3.48% to 4.63%
Volatilities	110% to 129%	112%	109% to 144%
Fair values of common shares on grant or valuation dates	$0.05 to $0.09	$0.145	$0.065 to $0.08
Expected dividends	Nil%	Nil%	Nil%
Expected lives	Two (2) and five (5) years	Three (3) years	1.95 years to three (3) years
Exercise prices	$0.08 and $0.09	$0.14	$0.07 to $0.16
Fair values of options on grant or valuation dates	$0.019 to $0.077	$0.10	$0.04 to $0.17

Summary of the continuity of MedMelior's share purchase options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

Outstanding, January 31, 2024 and 2023	1,100,000	0.10	0.91 / 1.91 / 2.91
Granted (Note 14)	2,200,000	0.10	1.50
Expired (Note 14)	(1,100,000)	(0.10)	–

Outstanding, January 31, 2025	2,200,000	0.10	0.73
Expired (Note 14)	(2,200,000)	(0.10)	–

Outstanding, January 31, 2026	–	–	–

Schedule of assumptions used for fair value of share purchase options of MedMelior
January 31, 2025
Date of grant	April 25, 2024
Risk free interest rate	4.44%
Volatility	99%
Fair value of common shares on grant date	$0.86
Expected dividends	Nil%
Expected life	1.5 years
Exercise price	$0.10
Fair value of options on grant date	$0.77